Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Frequent flyer program - marketing relationships	Dec. 31, 2011 Frequent flyer program - marketing relationships	Jun. 30, 2005 Favorable aircraft and engine leases	Dec. 31, 2012 Favorable aircraft and engine leases	Dec. 31, 2011 Favorable aircraft and engine leases	Dec. 31, 2012 Favorable aircraft and engine leases Weighted average	Jun. 30, 2005 Favorable aircraft maintenance contracts	Dec. 31, 2012 Favorable aircraft maintenance contracts	Dec. 31, 2011 Favorable aircraft maintenance contracts	Dec. 31, 2012 Favorable aircraft maintenance contracts Weighted average	Dec. 31, 2012 Frequent flyer program - customer relations	Dec. 31, 2011 Frequent flyer program - customer relations	Dec. 31, 2012 Operating certificates	Dec. 31, 2011 Operating certificates
Intangible Assets
Gross carrying value			$ 119,900	$ 119,900		$ 32,710	$ 32,710			$ 18,200	$ 18,200		$ 12,200	$ 12,200	$ 3,660	$ 3,660
Accumulated amortization	(173,090)	(154,302)	(119,900)	(105,228)		(32,710)	(31,255)			(9,833)	(8,576)		(8,372)	(7,268)	(2,275)	(1,975)
Net book value	13,580			14,672			1,455			8,367	9,624		3,828	4,932	1,385	1,685
Approximate useful life			7 years 6 months		16 years			7 years	6 years			14 years	11 years		12 years
Hawaiian Airlines trade name	13,000	13,000
Gross carrying value of intangible assets	199,670	199,670
Net book value of intangible assets	$ 26,580	$ 45,368